INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Expenses classified by nature and function (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Production costs and selling, general and administrative expenses
Impairment of receivables	$ 815,929	$ 126,593
Obsolescence	740,264	365,458
Production costs
Production costs and selling, general and administrative expenses
Analysis and Storage	26,537	18,651
Commissions and Royalties	547,364	767,326
Import and Export Expenses	61,209	29,128
Depreciation of property, plant and equipment	655,067	560,806
Depreciation of leased assets	246,942	125,226
Freight and haulage	311,416	248,785
Employee benefits and social securities	3,265,750	2,260,596
Maintenance	400,778	282,937
Energy and fuel	233,958	156,666
Supplies and Materials	351,410	187,315
Mobility and travel	7,361	1,593
Professional fees and outsourced services	587,370	335,681
Office supplies	89,670	89,049
Insurance	36,328	68,033
Information technology expenses		849
Obsolescence	740,264	365,458
Taxes	19,398	16,609
Miscellaneous	748	267
Total	7,581,570	5,514,975
Selling, general and administrative expenses
Production costs and selling, general and administrative expenses
Amortization of intangible assets	771,536	563,015
Analysis and Storage	69,502	46,251
Commissions and Royalties	1,181,465	287,445
Import and Export Expenses	560,934	434,113
Depreciation of property, plant and equipment	799,884	473,871
Depreciation of leased assets	251,767	160,979
Impairment of receivables	815,929	126,593
Freight and haulage	4,457,096	2,023,017
Employee benefits and social securities	11,033,554	7,010,150
Maintenance	570,294	259,182
Energy and fuel	24,908	23,848
Supplies and Materials	570,762	58,212
Mobility and travel	696,370	369,382
Publicity and advertising	2,247,729	1,062,884
Contingencies.	65,598	52,441
Stock options-based incentives	843,308	636,519
Professional fees and outsourced services	3,075,667	4,040,404
Professional fees related parties	48,934	113,888
Office supplies	198,228	150,121
Insurance	556,441	392,752
Information technology expenses	817,032	530,970
Taxes	5,230,416	2,431,415
Miscellaneous	110,407	64,507
Total	34,997,761	21,311,959
Total
Production costs and selling, general and administrative expenses
Amortization of intangible assets	771,536	563,015
Analysis and Storage	96,039	64,902
Commissions and Royalties	1,728,829	1,054,771
Import and Export Expenses	622,143	463,241
Depreciation of property, plant and equipment	1,454,951	1,034,677
Depreciation of leased assets	498,709	286,205
Impairment of receivables	815,929	126,593
Freight and haulage	4,768,512	2,271,802
Employee benefits and social securities	14,299,304	9,270,746
Maintenance	971,072	542,119
Energy and fuel	258,866	180,514
Supplies and Materials	922,172	245,527
Mobility and travel	703,731	370,975
Publicity and advertising	2,247,729	1,062,884
Contingencies.	65,598	52,441
Stock options-based incentives	843,308	636,519
Professional fees and outsourced services	3,663,037	4,376,085
Professional fees related parties	48,934	113,888
Office supplies	287,898	239,170
Insurance	592,769	460,785
Information technology expenses	817,032	531,819
Obsolescence	740,264	365,458
Taxes	5,249,814	2,448,024
Miscellaneous	111,155	64,774
Total	$ 42,579,331	$ 26,826,934